10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Details 2)	Dec. 31, 2016 USD ($)
YP Holdings, LLC (Conversion type 1)
Additions	$ 3,150,000
Loss on Derivative Liability	2,049,875
Ending Balance	5,199,875
Various financial institutions and third parties (Conversion type 2)
Additions	1,454,209
Loss on Derivative Liability	838,982
Ending Balance	2,293,191
Total
Additions	4,604,209
Loss on Derivative Liability	2,888,857
Ending Balance	$ 7,493,066